As filed with the Securities and Exchange Commission on August 15, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
 (Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
 (Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2011

Date of reporting period:  06/30/2011

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 90.60%
CONSUMER DISCRETIONARY - 13.44%
Apparel Retail - 2.11%
Mens Wearhouse, Inc.	31,000	$1,044,700
Casinos & Gaming - 0.97%
Shuffle Master, Inc. *	51,000	477,105
Education Services - 3.23%
Bridgepoint Education, Inc. *	20,000	500,000
ITT Educational Services, Inc. *	14,000	1,095,360
		1,595,360
Footwear - 1.21%
Steven Madden Ltd. *	16,000	600,160
Homefurnishing Retail - 0.83%
Cost Plus, Inc. *	41,200	412,000
Household Appliances - 1.19%
Helen Of Troy Ltd. *^	17,000	587,010
Leisure Products - 2.25%
Polaris Industries, Inc.	10,000	1,111,700
Restaurants - 0.63%
AFC Enterprises, Inc. *	19,000	312,550
Specialty Stores - 1.02%
Office Depot, Inc. *	120,000	506,400
Total Consumer Discretionary		6,646,985

CONSUMER STAPLES - 4.33%
Drug Retail - 3.09%
Walgreen Co.	36,000	1,528,560
Food Retail - 1.24%
Kroger Co.	19,000	471,200
Susser Holdings Corp. *	9,000	141,480
		612,680
Total Consumer Staples		2,141,240

ENERGY - 15.36%
Integrated Oil & Gas - 4.61%
Exxon Mobil Corp.	28,000	2,278,640
Oil & Gas Equipment & Services - 1.98%
RPC, Inc.	40,000	981,600
Oil & Gas Exploration & Production - 8.77%
GeoResources, Inc. *	22,000	494,780
Gulfport Energy Corp. *	18,000	534,420
Rosetta Resources, Inc. *	25,300	1,303,962
Stone Energy Corp. *	51,000	1,549,890
Vaalco Energy, Inc. *	76,000	457,520
		4,340,572
Total Energy		7,600,812

FINANCIALS - 4.37%
Consumer Finance - 2.67%
EZCorp, Inc. *	37,195	1,323,212
Life & Health Insurance - 1.70%
Aflac, Inc.	18,000	840,240
Total Financials		2,163,452

HEALTH CARE - 26.53%
Biotechnology - 1.18%
Momenta Pharmaceuticals, Inc. *	30,000	$583,800
Health Care Services - 8.12%
Air Methods Corp. *	34,000	2,541,160
Bio-Reference Laboratories, Inc. *	44,000	919,600
Catalyst Health Solutions, Inc. *	10,000	558,200
		4,018,960
Health Care Distributors - 2.01%
AmerisourceBergen Corp.	24,000	993,600
Health Care Equipment - 3.74%
ArthroCare Corp. *	24,800	830,056
Greatbatch, Inc. *	38,000	1,019,160
		1,849,216
Health Care Supplies - 0.91%
Haemonetics Corp. *	7,000	450,590
Managed Health Care - 3.28%
Amerigroup Corp. *	23,000	1,620,810
Pharmaceuticals - 7.29%
Endo Pharmaceuticals Holdings, Inc. *	62,300	2,502,591
Medicis Pharmaceutical Corp.	29,000	1,106,930
		3,609,521
Total Health Care		13,126,497

INDUSTRIALS - 7.78%
Aerospace & Defense - 1.00%
AeroVironment, Inc. *	14,000	494,900
Construction & Engineering - 0.55%
Great Lakes Dredge & Dock Corp.	49,200	274,536
Diversified Support Services - 0.81%
Intersections, Inc.	22,143	403,003
Electrical Component - 1.14%
II-VI, Inc. *	20,000	512,000
LGL Group, Inc. *	5,153	50,036
		562,036
Heavy Electrical Equipment - 0.93%
AZZ, Inc.	10,000	458,000
Machinery Industrial - 1.06%
Manitex International, Inc. *	1,026	5,663
TriMas Corp. *	21,000	519,750
		525,413

Office Services & Supplies - 1.04%
Sykes Enterprises, Inc. *	24,000	516,720
Research & Consulting Services - 1.25%
CBIZ, Inc. *	69,000	507,840
Exponent, Inc. *	2,500	108,775
		616,615
Total Industrials		3,851,223

MATERIALS - 6.86%
Diverse Metal & Mining - 2.81%
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,005,100
Lundin Mining Corp. *^	50,000	382,500
		1,387,600

Diversified Chemicals - 2.20%
PPG Industries, Inc.	12,000	$1,089,480
Fertilizers & Agricultural Chemicals - 0.93%
Scotts Miracle-Gro Co.	9,000	461,790
Steel - 0.92%
Handy & Harman Ltd. *	29,494	453,913
Total Materials		3,392,783

TECHNOLOGY - 9.14%
Communications Equipment - 1.94%
DG FastChannel, Inc. *	30,000	961,500
Data Processing Services - 1.83%
CSG Systems International, Inc. *	49,033	906,130
Electronic Equipment - 3.07%
China Security & Surveillance Technology, Inc. *	100,000	530,000
LeCroy Corp. *	81,863	985,630
		1,515,630

Systems Software - 2.30%
Check Point Software Technologies Ltd. *^	20,000	1,137,000
Total Technology		4,520,260

TELECOMMUNICATIONS - 0.95%
Integrated Telecommunication Services - 0.95%
AT&T, Inc.	15,000	471,150
Total Telecommunications		471,150

UTILITIES - 1.84%
Electric Utilities - 1.84%
Portland General Electric Co.	18,000	455,040
Uil Holdings Corp.	14,000	452,900
Total Utilities		907,940

TOTAL COMMON STOCKS (Cost $41,539,355)		$44,822,342

SHORT TERM INVESTMENTS - 4.83%
Money Market Funds - 4.83%
AIM Liquid Assets - Institutional Class, 0.06% (a)	88,381	88,381
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.13% (a)	2,300,000	2,300,000
TOTAL SHORT TERM INVESTMENTS (Cost $2,388,381)		$2,388,381

Total Investments (Cost $43,927,736) - 95.43%		47,210,723
Other Assets in Excess of Liabilities - 4.57%		2,260,835
TOTAL NET ASSETS - 100.00%		$49,471,558

Footnotes
Percentages are stated as a percent of net assets.

*	Non Income Producing
^	Foreign Issued Security
(a)	The rate listed is the fund's 7-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows**:

	Cost of investments	$43,927,736
	Gross unrealized appreciation	4,108,899
	Gross unrealized depreciation	(825,912)
	Net unrealized appreciation	$3,282,987

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Derivatives – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Advisor uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio securities, increases or decreases in the market value of securities it intends to purchase or sell, and to protect against exposure to interest rate changes.  The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment.  The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial positions.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earning.

As of June 30, 2011, the Fund did not hold any derivative instruments.

Average Balance Information - The average monthly market value of purchased options during the nine months ended June 30, 2011 was $30,521.  The average monthly notional amount of short futures contracts during the nine months ended June 30, 2011 was $9,738,758.

Fair Value Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The following is a summary of the inputs used to value the Fund's securities as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$6,646,985	$—	$—	$6,646,985
Consumer Staples	2,141,240	—	—	2,141,240
Energy	7,600,812	—	—	7,600,812
Financials	2,163,452	—	—	2,163,452
Health Care	13,126,497	—	—	13,126,497
Industrials	3,851,223	—	—	3,851,223
Materials	3,392,783	—	—	3,392,783
Technology	4,520,260	—	—	4,520,260
Telecommunication	471,150	—	—	471,150
Utilities	907,940	—	—	907,940
Total Common Stock	44,822,342	—	—	44,822,342

Short-Term Investments	2,388,381	—	—	2,388,381

Total Investments in Securities	47,210,723	—	—	47,210,723

Other Financial Instruments*	—	—	—	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of reporting period.  There were no transfers of securities between levels during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Empiric Funds, Inc.

By (Signature and Title)    /s/Mark A. Coffelt
Mark A. Coffelt, President

Date    8/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date    8/11/2011